Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Current assets
Cash and cash equivalents	$ 67,403	$ 82,546
Receivables, net	136,646	129,217
Inventory, net	543,103	547,531
Income Taxes Receivable, Current	620	2,919
Deferred Tax Assets, Net of Valuation Allowance, Current	748	471
Prepaid expenses and other current assets	42,376	29,746
Current assets – discontinued operations	0	119
Total current assets	790,896	792,549
Prepaid pension costs (noncurrent assets)	73,324	85,516
Net property and equipment	149,743	143,560
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	6,956	1,093
Goodwill	13,954	13,954
Intangible assets, net	120,633	59,719
Other assets	61,306	53,012
Total assets	1,216,812	1,149,403
Current liabilities
Borrowings under revolving credit agreement	0	7,000
Trade accounts payable	215,921	226,602
Employee Compensation and Benefits	58,593	47,080
Taxes Payable, Current	6,285	4,350
Deferred Income Taxes	27,544	15,512
Other accrued expenses	88,740	85,603
Current liabilities – discontinued operations	0	708
Total current liabilities	397,083	386,855
Other liabilities
Long-term debt	199,197	199,010
Deferred rent	39,742	38,593
Deferred Tax Liabilities, Gross, Noncurrent		9,371
Other liabilities	39,168	38,212
Total other liabilities	278,107	285,186
Equity
Common stock, $0.01 par value, 100,000,000 shares authorized; 43,752,031 and 43,378,279 shares outstanding, net of 2,334,764 and 2,708,516 treasury shares in 2014 and 2013, respectively	437	434
Preferred Stock, $1.00 par value, 1,000,000 shares authorized; no shares outstanding	0	0
Additional paid-in capital	138,957	131,398
Accumulated other comprehensive income (loss)	2,712	16,676
Retained earnings	398,804	328,191
Total Brown Shoe Company, Inc. shareholders’ equity	540,910	476,699
Noncontrolling interests	712	663
Total equity	541,622	477,362
Total liabilities and equity	$ 1,216,812	$ 1,149,403